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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05688
Invesco Municipal Premium Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 5/31
Date of reporting period: 8/31/10

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Invesco Municipal Premium Income Trust
Quarterly Schedule of Portfolio Holdings
August 31, 2010

invesco.com/us	MS-CE-MIP-QTR-1 08/10	Invesco Advisers, Inc

Schedule of Investments
August 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations (164.3%)
Alabama (1.9%)
University of Alabama, Ser 2004 A (NATL-RE) (a)	5.25%	07/01/20	$2,500	$2,838,900

Alaska (0.9%)
Northern Tobacco Securitization Corp., Asset Backed Ser 2006 A	5.00	06/01/46	2,000	1,352,520

Arizona (6.6%)
Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.00	12/01/37	1,075	1,033,182
Maricopa County Pollution Control Corp, Arizona Public Service Co., Ser 2009 A	6.00	05/01/29	300	325,140
Salt River Project Agricultural Improvement & Power District, Ser 2002 B (b)	5.00	01/01/31	8,000	8,268,960

				9,627,282

Arkansas (0.7%)
County of Washington, Washington Regional Medical Center Ser 2005 A	5.00	02/01/35	1,000	1,008,230

California (19.1%)
California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,000	2,106,320
California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/27	1,000	1,014,930
Camarillo Public Finance Authority, Wastewater Ser 2005 (AMBAC) (a)	5.00	06/01/36	2,000	2,043,940
City & County of San Francisco, Laguna Refg Ser R-3 (AGC) (a)(b)	5.00	06/15/28	460	488,387
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	2,000	1,932,720
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	1,775	1,329,599
Kern County Board of Education, Refg Ser 2006 A (COP) (NATL-RE) (a)	5.00	06/01/31	1,000	1,019,180
Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE) (a)(b)	5.00	07/01/25	3,000	3,221,820
Oxnard Financing Authority, Redwood Trunk Sewer & Headworks Ser 2004 A (NATL-RE & FGIC) (a)	5.00	06/01/29	3,000	3,144,960
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC) (a)(c)	5.00	11/01/12	110	120,924
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC) (a)	5.00	11/01/21	890	907,337
San Diego County Water Authority, Ser 2004 A (COP) (AGM) (a)(b)	5.00	05/01/29	3,000	3,255,390
State of California, Ser 2004 A	5.00	07/01/16	2,500	2,567,600
State of California, Various Purpose dt 12/01/05	5.00	03/01/27	3,000	3,135,510
Twin Rivers Unified School District, Ser 2009 (BANs) (d)	0.00	04/01/14	600	549,378
William S. Hart Union High School District, Ser 2009 A (d)	0.00	08/01/32	4,650	1,256,663

				28,094,658

Colorado (6.1%)
City of Fort Collins, Ser 2004 A (COP) (AMBAC) (a)	5.375	06/01/21	2,040	2,288,268
City of Fort Collins, Ser 2004 A (COP) (AMBAC) (a)	5.375	06/01/22	2,155	2,410,648
Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.00	07/01/39	1,500	1,565,190
Denver Convention Center Hotel Authority, Refg Ser 2006 (Syncora Gtd) (a)	5.00	12/01/30	2,000	1,848,740
Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25	11/15/28	125	141,426
Regional Transportation District, Denver Transportation Partners Ser 2010	6.00	01/15/41	700	734,496

				8,988,768

See accompanying notes which are an integral part of this schedule.
1               Invesco Municipal Premium Income Trust

Schedule of Investments
August 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia (3.2%)
District of Columbia, Ser 2008 E (BHAC) (a)(b)	5.00%	06/01/26	$380	$419,873
District of Columbia, Ser 2008 E (BHAC) (a)(b)	5.00	06/01/27	380	416,621
District of Columbia, Ser 2008 E (BHAC) (a)(b)	5.00	06/01/28	760	827,868
District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC) (a)	5.00	02/01/31	3,000	3,053,250

				4,717,612

Florida (17.2%)
Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC) (a)	5.00	04/01/31	2,000	2,049,300
County of Miami-Dade, Miami Int’l Airport Ser 2009 A (AGC) (a)	5.00	10/01/25	650	712,823
County of Miami-Dade, Miami Int’l Airport, Ser 2000 B (NATL-RE & FGIC) (a)	5.75	10/01/24	2,500	2,534,225
County of Miami-Dade, Public Improvement Bonds Ser DD (AMBAC Insd) (a)	7.75	10/01/15	830	1,070,019
JEA, Water & Sewer Sub-Second Crossover Ser (NATL-RE) (a)	5.00	10/01/24	2,460	2,711,855
Miami-Dade County Expressway Authority, Series 2010 A	5.00	07/01/40	1,000	1,032,890
Orlando Utilities Commission, Water & Electric Ser 2001	5.00	10/01/22	5,000	5,434,450
Palm Beach County Solid Waste Authority, Ser 2009 (BHAC) (a)	5.50	10/01/23	600	712,698
South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007	5.00	08/15/42	8,000	8,112,400
St Johns County Industrial Development Authority, Glenmoor Ser 2006 A	5.25	01/01/26	1,000	859,690

				25,230,350

Georgia (6.0%)
City of Atlanta, Water & Wastewater Ser 1999 A (NATL-RE & FGIC) (a)	5.50	11/01/22	3,000	3,500,310
Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/22	2,000	2,154,240
Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/23	3,000	3,219,330

				8,873,880

Hawaii (0.9%)
Hawaii Pacific Health, Ser 2010 B	5.75	07/01/40	370	380,034
State of Hawaii, Airports Refg Ser 2010 A	5.00	07/01/39	900	933,210

				1,313,244

Idaho (1.0%)
Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (RANs) (AGC) (a)	5.25	07/15/24	1,240	1,414,133

Illinois (10.6%)
Chicago Park District, 2004 Ser A (AMBAC) (a)	5.00	01/01/28	2,500	2,629,200
City of Chicago, O’Hare Int’l Airport 3rd Lien Ser 2005 A (NATL-RE) (a)	5.25	01/01/26	4,000	4,241,720
City of Chicago, Project & Refg Ser 2007 A (CR) (FGIC & AGM) (a)(b)(e)	5.00	01/01/37	3,300	3,422,067
City of Chicago, Refg Ser 1996 A-2 (AMBAC) (a)	5.50	01/01/18	700	823,060
City of Granite City, Waste Management, Inc. Project (AMT)	3.50	05/01/27	1,050	1,061,046
Illinois Finance Authority, Northwestern Memorial Hospital, Ser 2009 B	5.00	08/15/16	380	430,912
Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125	05/15/25	775	818,113
Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38	295	339,672
Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	5.75	08/15/29	1,105	1,144,902
Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	6.00	08/15/38	580	599,413

				15,510,105

Indiana (1.3%)
Indiana Health & Educational Facilities Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40	1,540	1,554,491
Rockport, Indian Michigan Power Company Project Refg Ser 2009 B	6.25	06/01/25	375	422,704

				1,977,195

See accompanying notes which are an integral part of this schedule.
2               Invesco Municipal Premium Income Trust

Schedule of Investments
August 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa (2.5%)
State of Iowa, IJOBS Program Ser 2009 A (b)(e)	5.00%	06/01/25	$975	$1,110,759
State of Iowa, IJOBS Program Ser 2009 A (b)(e)	5.00	06/01/26	730	824,506
Tobacco Settlement Authority of Iowa, Ser 2005 C	5.50	06/01/42	2,250	1,699,020

				3,634,285

Kansas (0.3%)
Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	335	371,451

Kentucky (2.6%)
Kentucky Economic Development Finance Authority, Owensboro Medical Health System Ser 2010 A	6.50	03/01/45	450	484,969
Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE) (a)	5.375	05/15/22	3,215	3,397,580

				3,882,549

Louisiana (4.6%)
Louisiana Offshore Terminal Authority, Deepwater Port Ser 2007 B-2	4.30	10/01/37	750	763,440
Louisiana Public Facilities Authority, Baton Rouge General Medical Center-FHA Insured Mtge Ser 2004 (NATL-RE) (a)	5.25	07/01/33	1,500	1,533,810
Louisiana Public Facilities Authority, Ochsner Clinic Ser 2002 (c)	5.50	05/15/26	2,000	2,503,540
Parish of St John Baptist, Marathon Oil Corp. Ser 2007 A	5.125	06/01/37	2,000	2,003,900

				6,804,690

Maryland (2.6%)
County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37	505	476,750
Maryland Community Development Administration, Ser 2006 P (AMT)	4.625	09/01/31	2,000	2,009,160
Maryland Economic Development Corp., Ser B	5.75	06/01/35	500	525,070
Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	795	771,031

				3,782,011

Massachusetts (0.4%)
Massachusetts Health & Educational Facilities Authority, Berklee College Music Ser A	5.00	10/01/32	500	517,455

Michigan (2.1%)
Eastern Michigan University, (Series B) (f)(g)	0.27	03/01/49	2,200	2,200,000
Wayne State University, Refg Ser 2008 (AGM) (a)	5.00	11/15/25	870	960,054

				3,160,054

Minnesota (0.2%)
Minnesota Housing Finance Agency, Rental 1995 Ser D (NATL-RE) (a)	6.00	02/01/22	290	290,438

Missouri (1.9%)
City of Fenton, Gravois Bluffs Refg Ser 2006	4.50	04/01/21	1,260	1,271,706
Missouri State Health & Educational Facilities Authority, Baptist Medical Center Refg Ser 1989 (ETM)	7.625	07/01/18	1,340	1,560,604

				2,832,310

Montana (0.6%)
City of Forsyth, Pollution Control Revenue Ser A	5.00	05/01/33	800	841,544

Nevada (4.0%)
County of Clark, McCarran International Airport Ser 2010 A	5.125	07/01/34	500	523,185
Las Vegas Valley Water District, Improvement and Refg Ser 2003 A (NATL-RE & FGIC) (a)	5.25	06/01/22	3,000	3,250,200
Las Vegas, Redevelopment Agency, Ser A	6.25	06/15/16	290	327,233
State of Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (AGM) (a)(b)	5.00	06/01/26	1,600	1,754,768

				5,855,386

New Hampshire (0.2%)
New Hampshire Business Finance Authority, Ser 2009 (AMT)	7.125	07/01/27	295	309,924

See accompanying notes which are an integral part of this schedule.
3               Invesco Municipal Premium Income Trust

Schedule of Investments
August 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey (4.7%)
New Jersey Economic Development Authority, MSU Student Housing , Provident Group Montclair LLC, Ser 2010	5.75%	06/01/31	$440	$463,795
New Jersey State Turnpike Authority, Ser 2003 A (AMBAC) (a)	5.00	01/01/30	1,500	1,551,105
Passaic Valley Sewage Commissioners, Ser F (NATL-RE & FGIC) (a)	5.00	12/01/19	2,000	2,087,800
Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	3,000	2,580,450
Tobacco Settlement Financing Corp., Ser 2007-1 B (d)	0.00	06/01/41	3,000	151,020

				6,834,170

New Mexico (0.8%)
City of Farmington, Pollution Control Ref 2010 A	5.20	06/01/40	500	512,375
City of Farmington, Pollution Control Ref 2010 C	5.90	06/01/40	600	624,762

				1,137,137

New York (24.6%)
Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	380	407,847
Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	160	171,843
City of New York, 2009 Subser A-1 (b)	5.25	08/15/27	1,440	1,629,130
City of New York, 2009 Subser A-1 (b)	5.25	08/15/28	1,440	1,619,496
City of New York, Subser 2001 A-6 (AGM) (a)(f)(g)	0.28	11/01/26	1,150	1,150,000
City of New York, Tax-Exempt Bonds, Subseries H-1	5.00	03/01/16	1,500	1,755,765
Long Island Power Authority, Ser 2004 A (AMBAC) (a)	5.00	09/01/34	2,250	2,318,153
Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE) (a)	5.50	07/01/20	3,000	3,216,990
New York City Industrial Development Agency, 7 World Trade Center, LLC Ser 2005 A	6.25	03/01/15	2,000	2,007,300
New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC) (a)	5.00	03/01/46	1,125	1,128,116
New York City Transitional Finance Authority, 2010 Subser A-1 (b)	5.00	05/01/28	935	1,053,549
New York City Transitional Finance Authority, 2010 Subser A-1 (b)	5.00	05/01/29	745	833,499
New York City Transitional Finance Authority, 2010 Subser A-1 (b)	5.00	05/01/30	745	827,002
New York City Trust for Cultural Resources, The Museum of Modern Art, Refg Ser 2008-1 A (b)	5.00	04/01/28	2,850	3,198,755
New York State Dormitory Authority, Cornell University — Ser 2009 A (b)	5.00	07/01/35	6,085	6,507,844
New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (NATL-RE & FGIC) (a)	5.00	08/01/29	1,995	2,070,052
New York State Dormitory Authority, New York University (AMBAC) (a)	5.50	05/15/29	505	599,627
New York State Dormitory Authority, Ser B	6.00	11/15/23	1,110	1,205,937
New York State Thruway Authority, Personal Income Tax Transportation Ser 2009 A	5.00	03/15/25	940	1,078,772
Triborough Bridge & Tunnel Authority, Refg Ser 2002 B	5.25	11/15/19	3,000	3,287,850

				36,067,527

Ohio (2.6%)
American Municipal Power-Ohio Inc., Prairie State Energy Campus Ser 2008 A (AGC) (a)(b)	5.25	02/15/33	2,400	2,569,344
Ohio State Higher Educational Facilities, Summa Health Systems Ser 2010	5.75	11/15/40	1,065	1,098,452
Ohio State Water Development Authority Ser 2009 A	5.875	06/01/33	190	213,076

				3,880,872

Oregon (0.6%)
Oregon State Department of Administrative Services, Ser 2009 A	5.25	04/01/24	315	374,043
See accompanying notes which are an integral part of this schedule.
4               Invesco Municipal Premium Income Trust

Schedule of Investments
August 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Warm Springs Reservation Confederated Tribe, Pelton Round Burre Tribal, Ser 2009 B	6.375%	11/01/33	$535	$558,476

				932,519

Pennsylvania (1.8%)
Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	1,000	764,460
City of Philadelphia, Gas Works Eighteenth Ser (AGC) (a)	5.25	08/01/20	1,000	1,077,050
Pennsylvania Turnpike Commission, Ser 2010 B-2 (d)	0.00	12/01/28	650	508,495
Pennsylvania Turnpike Commission, Ser 2010 B-2 (d)	0.00	12/01/34	400	313,580

				2,663,585

Puerto Rico (3.3%)
Puerto Rico Electric Power Authority, Ser CCC	5.25	07/01/27	1,000	1,089,700
Puerto Rico Electric Power Authority, Ser XX	5.25	07/01/40	600	629,082
Puerto Rico Sales Tax Financing Corp., Ser 2009 A (c)	5.00	08/01/39	630	657,531
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	575	607,373
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.50	08/01/42	650	690,696
Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.25	08/01/41	1,100	1,151,920

				4,826,302

Rhode Island (2.1%)
Rhode Island Economic Development Corp., Airport 2005 Ser C (NATL-RE) (a)	5.00	07/01/28	3,000	3,103,830

South Carolina (2.4%)
Charleston County School District Development Corp., Ser 2004 A	5.00	02/01/22	3,000	3,338,850
County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60	09/01/12	165	174,270
Lexington County Health Services District, Inc., Ser 2007 A	5.00	11/01/16	35	39,458

				3,552,578

Tennessee (1.3%)
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.50	07/01/36	1,900	1,927,265

Texas (11.6%)
Bexar County Health Facilities Development Corp., Army Ret. Residence Ser 2006	5.00	07/01/27	555	525,912
Bexar County Health Facilities Development Corp., Army Ret. Residence Ser 2006	5.00	07/01/33	735	684,778
Bexar County Health Facilities Development Corp., Army Ret. Residence Ser 2006	5.00	07/01/37	580	524,494
City of Arlington, Special Tax Ser 2009	5.00	08/15/28	1,000	1,060,080
City of Austin, Water & Wastewater Refg Ser 2001 (AGM) (a)	5.125	05/15/27	1,475	1,513,099
City of Austin, Water & Wastewater Refg Ser 2001 A & B (AGM) (a)(c)	5.125	05/15/11	2,525	2,612,719
City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC) (a)	5.25	05/15/23	2,320	2,550,770
Harris County Industrial Development Corp., Deer Park Refinancing Project	5.00	02/01/23	300	321,834
Lubbock Health Facilities Development Corp., Carillon Senior Life Care Ser 2005 A	6.625	07/01/36	1,000	962,620
North Texas Tollway Authority, First Tier Put, Ref Refg Ser 2008L-2	6.00	01/01/38	1,000	1,100,720
North Texas Tollway Authority, Refg Ser 2008 D (AGC) (a)(d)	0.00	01/01/28	4,100	1,744,837
Tarrant County Cultural Education Facilities Finance Corp., Air Force Village II Inc. Ser 2007	5.125	05/15/37	425	385,178
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875	12/31/39	430	472,011
University of Houston, Ser 2008 (AGM) (a)(b)	5.00	02/15/33	2,400	2,584,608

				17,043,660

Virgin Islands (0.4%)
Virgin Islands Public Finance Authority, Ser 2010 A	5.00	10/01/25	525	553,912

See accompanying notes which are an integral part of this schedule.
5               Invesco Municipal Premium Income Trust

Schedule of Investments
August 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia (0.7%)
Fairfax County Economic Development Authority, Goodwin House, Inc. Ser 2007	5.125%	10/01/42	$1,000	$986,770

Washington (9.9%)
Goat Hill Properties, Governmental Office Ser 2005 (NATL-RE) (a)	5.00	12/01/33	2,400	2,491,368
Grant County Public Utility District No. 2 Priest Rapids, Wanapum Hydroelectric 2005 Ser A (NATL-RE & FGIC) (a)	5.00	01/01/34	1,930	1,992,416
Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE) (a)	5.00	12/01/23	2,835	2,842,541
State of Washington, Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC) (a)(d)	0.00	12/01/29	2,120	948,870
State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/29	1,170	1,933,634
State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/30	1,795	2,016,467
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Ser 2008	7.375	03/01/38	2,000	2,276,660

				14,501,956

Total Investments (Cost $230,156,707)	164.3	241,241,057
Other Assets Less Liabilities	2.1	3,082,099
Floating Rate Note and Dealer Trusts Obligations Related to Securities Held Notes with interest rates ranging from 0.29% to 0.31% at 08/31/10 and contractual maturities of collateral ranging from 06/01/25 to 01/01/37 (h)	(20.4)	(30,005,000)
Preferred Shares of Beneficial Interest	(46.0)	(67,502,423)

Net Assets Applicable to Common Shareholders	100.0%	$146,815,733

Investment Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal Corporation

AMBAC	AMBAC Assurance Corporation

AMT	Alternative Minimum Tax

BANs	Bond Anticipation Notes

BHAC	Berkshire Hathaway Assurance Corporation

COP	Certificates of Participation

CR	Custodial Receipts

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Administration

NATL-RE	National Public Finance Guarantee Corporation

RANs	Revenue Anticipation Notes

Syncora Gtd	Syncora Guaranteed Limited

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to inverse floater entered into by the Fund.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Capital appreciation bond.

(e)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,350,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.

(g)	Security is considered a cash equivalent.

(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2010. At August 31, 2010, the Fund’s investments with a value of $48,784,347 are held by the Dealer Trusts and serve as collateral for the $30,005,000 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
6               Invesco Municipal Premium Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
August 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and
Invesco Municipal Premium Income Trust

residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1—	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended August 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$-0-	$241,241,057	$-0-	$241,241,057

NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,149,754

Aggregate unrealized (depreciation) of investment securities	(2,943,279)

Net unrealized appreciation of investment securities	$11,206,475

Cost of investments for tax purposes is $230,034,582.

Invesco Municipal Premium Income Trust

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Premium Income Trust
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: October 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: October 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: October 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.